Consolidated Balance Sheets Consolidated Balance Sheets Parenthetical (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.01	$ 0.01
Common Stock, Shares Authorized (in shares)	100,000,000	100,000,000
Common Stock, Shares, Issued and Outstanding (in shares)	39,306,118	39,171,501